Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Dec. 07, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Nov. 30, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 INDIA	Jun. 30, 2013 INDIA Geographic Concentration Risk	Dec. 31, 2012 PHILIPPINES Geographic Concentration Risk	Dec. 31, 2011 PHILIPPINES Geographic Concentration Risk	Jun. 30, 2013 India, Mexico and the Philippines Geographic Concentration Risk	Jun. 30, 2012 India, Mexico and the Philippines Geographic Concentration Risk	Dec. 31, 2012 India, Mexico and the Philippines Geographic Concentration Risk	Dec. 31, 2011 India, Mexico and the Philippines Geographic Concentration Risk	Dec. 31, 2010 Reserve for Transaction Losses
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	0.25
Authorized common stock	500,000,000	135,000,000	135,000,000		500,000,000	135,000,000
Authorized common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Authorized preferred stock	25,000,000	86,726,665	86,726,665		0
Authorized preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of operating segments		1
Reduction in the provision for transaction losses																	$ (900,000)
Advertising cost		17,900,000	11,600,000	9,400,000
Additional cash restricted as collateral		7,000,000							600,000
Estimated economic useful life of assets							2 years	5 years
Website and internal-use software development costs, estimated useful lives							2 years	3 years
Capitalized website and internal-use software development costs		$ 594,000	$ 256,000
Percentage Of Company Revenue										34.00%	35.00%	42.00%	77.00%	74.00%	74.00%	71.00%